Fifth Third LifeModel Aggressive Fund
Fifth Third LifeModel Aggressive Fund Summary Prospectus
Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:

•	From 80% to 100% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings

Mid Cap Growth Fund	0-50%
Quality Growth Fund	0-50%

Small Cap Value Fund	0-50%
All Cap Value Fund	0-50%
Disciplined Large Cap Value Fund	0-50%
International Equity Fund	0-25%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-20%
Short Term Bond Fund	0-20%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third LifeModel Conservative Fund
Fifth Third LifeModel Conservative Fund Summary Prospectus
Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

•	From 70% to 90% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 10% to 30% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings

Mid Cap Growth Fund	0-15%
Quality Growth Fund	0-15%

Small Cap Value Fund	0-15%
All Cap Value Fund	0-15%
Disciplined Large Cap Value Fund	0-15%
International Equity Fund	0-5%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-60%
Short Term Bond Fund	0-60%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third LifeModel Moderately Aggressive Fund Summary Prospectus
Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:

•	From 60% to 80% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 20% to 40% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-40%
Quality Growth Fund	0-40%
Small Cap Value Fund	0-40%
All Cap Value Fund	0-40%
Disciplined Large Cap Value Fund	0-40%
International Equity Fund	0-20%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-30%
Short Term Bond Fund	0-30%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third LifeModel Moderately Conservative Fund
Fifth Third LifeModel Moderately Conservative Fund Summary Prospectus
Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

•	From 50% to 70% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 30% to 50% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Mid Cap Growth Fund	0-25%
Quality Growth Fund	0-25%
Small Cap Value Fund	0-25%
All Cap Value Fund	0-25%
Disciplined Large Cap Value Fund	0-25%
International Equity Fund	0-10%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-50%
Short Term Bond Fund	0-50%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third LifeModel Moderate Fund
Fifth Third LifeModel Moderate Fund Summary Prospectus
Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third Strategic Income Fund
Fifth Third Strategic Income Fund Summary Prospectus

Best quarter:	Q2 2009	21.98%
Worst quarter:	Q3 2008	-18.49%
Year to Date Return (1/1/11 to 9/30/11):		2.55%